COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)						1 Months Ended	12 Months Ended
	Oct. 07, 2022	Sep. 09, 2022	Aug. 06, 2022	Aug. 03, 2022	Oct. 29, 2021	Nov. 23, 2021	Dec. 31, 2022	Oct. 25, 2022	Sep. 28, 2022	Aug. 16, 2022
Broker Dealer Agreement
Other Commitments [Line Items]
Commission fee payable (as a percent)		1.00%
Broker Dealer Agreement | Founder
Other Commitments [Line Items]
Commission feespayable									$ 1,000,000
Commission fees payable (in shares)									100,000
Consulting Agreement
Other Commitments [Line Items]
Commission fee payable (as a percent)				1.00%
Additional commission fee payable (as a percent)							0.50%
Consulting Agreement | Founder
Other Commitments [Line Items]
Commission fees payable (in shares)								100,000
Vendor Agreement
Other Commitments [Line Items]
Aggregate purchase price			$ 250,000
Stockissued during period, issued for services (in shares)			45,000
Aggregate commission payable per hour	$ 125									$ 125
Fees payable for service							$ 191,402
Vendor Agreement | Accounts payable and accrued expenses
Other Commitments [Line Items]
Fees payable for service							42,181
Vendor Agreement | Common Class B
Other Commitments [Line Items]
Stockissued during period, issued for services (in shares)	23,883
TKB CRITICAL TECHNOLOGIES 1
Other Commitments [Line Items]
Cash underwriting discount					$ 3,850,000
Deferred underwriting commission issued per unit					$ 0.35
Deferred underwriting commission issued per unit, value					$ 8,050,000
Deferred underwriting commissions					750,000
Aggregate amount of underwriting commissions					$ 8,800,000
Acquisition related costs						$ 350,000
Other fees						$ 1,000,000
Professional fees							350,000
Acquisition costs							$ 1,000,000
Over-Allotment Option | TKB CRITICAL TECHNOLOGIES 1
Other Commitments [Line Items]
Number of over-allotment units (in units)					3,000,000
Proceeds from initial public offering for deferred fee					$ 30,000,000